Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
CURRENT ASSETS:
Cash	$ 5,978	$ 15,698
Accounts receivable	120,659
Prepayments and other current assets	26,016	168,874
TOTAL CURRENT ASSETS	152,653	184,572
NON-CURRENT ASSETS:
Property and equipment	7,925	3,036
Accumulated depreciation	(762)
Property and equipment, net	7,163	3,036
Acquired technology	1,635,300
Accumulatd amortization	(54,510)
Acquired technology, net	1,580,790
Website development costs	5,315	5,315
Accumulated amortization	(1,602)	(801)
Website development costs, net	3,713	4,514
Security deposit	3,713	4,514
TOTAL ASSETS	1,759,319	207,122
CURRENT LIABILITIES:
Accounts payable	627,929	237,288
Accounts payable - President and CEO	41,689	20,220
Accrued expenses	11,445	5,400
Accrued interest	28,178	15,521
Advances from president and significant stockholder	21,238	19,138
Convertible notes payable	400,000	700,000
TOTAL CURRENT LIABILITIES	1,130,479	997,567
NON-CURRENT LIABILITIES:
Derivative liability	106,561
TOTAL NON-CURRENT LIABILITIES	106,561
TOTAL LIABILITIES	1,237,040	997,567
Stevia Corp stockholders' equity (deficit):
Preferred stock at $0.001 par value: 1,000,000 shares authorized; none issued or outstanding
Common stock at $0.001 par value: 100,000,000 shares authorized, 63,555,635 and 58,354,775 shares issued and outstanding, respectively	63,556	58,355
Additional paid-in capital	4,222,085	1,474,751
Accumulated deficit	(3,666,024)	(2,323,551)
TOTAL STEVIA CORP STOCKHOLDERS' EQUITY (DEFICIT)	619,617	(790,445)
Non-controlling interest in subsidiary	(97,338)
TOTAL EQUITY (DEFICIT)	522,279	(790,445)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 1,759,319	$ 207,122